Securities at amortised cost (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Expsoure to debt securities in the statement of financial position
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
	2019	2018
Debt securities at fair value through other comprehensive income	30,483	25,616
Debt securities at amortised cost	46,108	47,276
Debt securities at fair value through other comprehensive income and amortised cost	76,592	72,893

Trading assets	6,256	5,213
Debt securities at fair value through profit or loss	3,067	3,218
Total debt securities at fair value through profit or loss	9,323	8,431
	85,914	81,323

Debt Securities by Type and Balance Sheet Lines

Debt securities by type of exposure
	Debt Securitiesat FVPL		Debt Securitiesat FVOCI		Debt Securitiesat AC		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Government bonds	408	142	20,300	15,580	25,627	24,659	46,334	40,381
Sub-sovereign, Supranationals and Agencies	505	467	6,606	5,928	10,689	11,244	17,801	17,639
Covered bonds			1,734	2,245	6,960	6,722	8,693	8,967
Corporate bonds	–	23	476	485	143	765	619	1,273
Financial institutions' bonds	1,440	1,527	332	460	1,536	2,415	3,308	4,402
ABS portfolio	714	1,059	1,043	924	1,163	1,483	2,920	3,466
	3,067	3,218	30,491	25,622	46,118	47,288	79,676	76,128
Loan loss provisions			–7	–6	–10	–11	–17	–17
Bond portfolio	3,067	3,218	30,483	25,616	46,108	47,276	79,659	76,111